Quarterly Holdings Report
for
Fidelity® Conservative Income Municipal Bond Fund
March 31, 2025
CMB-NPRT1-0525
1.967797.111
Municipal Securities - 100.6%
	Principal Amount (a)	Value ($)
Alabama - 2.9%
Electric Utilities - 0.3%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (b)	875,000	879,908
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2008, 3.3% tender 7/15/2034 (b)	3,600,000	3,604,403
		4,484,311
General Obligations - 0.5%
Black Belt Energy Gas Dist Ala Gas Supply Rev 4% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	3,585,000	3,613,773
Black Belt Energy Gas District 5.25% 12/1/2025 (Morgan Stanley Guaranteed)	335,000	338,653
Black Belt Energy Gas District 5.25% 6/1/2026 (Morgan Stanley Guaranteed)	780,000	794,401
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2025 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	1,005,000	1,007,298
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2026 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	1,390,000	1,412,529
Black Belt Energy Gas District Series 2023C, 5.5% 6/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	570,000	582,661
Black Belt Energy Gas District Series 2023C, 5.5% 6/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	245,000	254,102
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2025 (Morgan Stanley Guaranteed)	390,000	390,266
		8,393,683
Health Care - 0.2%
Health Care Auth For Bapt Hlth Ala Series 2013B, 4.29% 11/1/2042 VRDN (b)	2,923,000	2,923,000
Housing - 0.2%
Alabama Hsg Fin Auth Multi Fam Hsg Rev (Cooper Green Homes Proj.) Series 2024 C, 5% tender 2/1/2029 (b)	2,675,000	2,801,442
Industrial Development - 0.2%
Decatur AL Indl Dev Brd Exempt (Nucor Corp Proj.) 3.17% 8/1/2036 VRDN (b)(c)	2,450,000	2,450,000
Synthetics - 1.4%
Black Belt Energy Gas Dist Ala Gas Supply Rev Participating VRDN Series 2023 XM1110, 3.17% 12/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	3,600,000	3,600,000
Black Belt Energy Gas District Participating VRDN 3.17% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	12,515,000	12,515,001
Black Belt Energy Gas District Participating VRDN 3.17% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	2,855,000	2,855,000
Black Belt Energy Gas District Participating VRDN 3.17% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	2,795,000	2,795,000
		21,765,001
Water & Sewer - 0.1%
Jefferson Cnty AL Swr Rev 5% 10/1/2025	900,000	908,037
Jefferson Cnty AL Swr Rev 5% 10/1/2026	545,000	559,505
Jefferson Cnty AL Swr Rev 5% 10/1/2027	500,000	521,039
		1,988,581
TOTAL ALABAMA		44,806,018
Alaska - 0.2%
General Obligations - 0.1%
Alaska St Gen. Oblig. Series 2025 A, * 8/1/2027 (e)	325,000	340,644
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2026 (e)	950,000	975,262
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2028 (e)	420,000	448,107
		1,764,013
Transportation - 0.1%
Alaska Airport Series 2021 C, 5% 10/1/2025 (c)	1,075,000	1,084,837
TOTAL ALASKA		2,848,850
Arizona - 2.3%
Electric Utilities - 0.5%
Coconino Cnty AZ Poll Ctl Corp (Nevada Power Co Proj.) Series 2017A, 4.125% tender 9/1/2032 (b)(c)	1,460,000	1,460,771
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 3.05% 5/1/2029 VRDN (b)	3,100,000	3,100,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 3.05% 5/1/2029 VRDN (b)	3,800,000	3,800,000
		8,360,771
Health Care - 0.3%
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% tender 1/1/2053 (b)	2,390,000	2,438,472
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2025	1,130,000	1,137,195
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2026	1,125,000	1,153,626
		4,729,293
Industrial Development - 0.8%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	12,550,000	12,854,929
Resource Recovery - 0.1%
Phoenix Ariz Indl Dev Auth Solid Waste Disp Rev (Republic Services Inc Proj.) 3.7% tender 12/1/2035 (b)(c)	1,380,000	1,379,819
Synthetics - 0.5%
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2023 MIZ9157, 3.15% 12/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	1,905,969	1,905,969
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2023 XF3174, 3.15% 11/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	5,940,000	5,940,000
		7,845,969
Transportation - 0.1%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2023, 5% 7/1/2026 (c)	1,155,000	1,181,744
TOTAL ARIZONA		36,352,525
Arkansas - 0.2%
Industrial Development - 0.2%
Blytheville AR Indl Dev Rev (Nucor Corp Proj.) 3.17% 6/1/2028 VRDN (b)(c)	1,700,000	1,700,000
Lowell Ark Indl Dev Rev (Arkansas Democrat-Gazette Inc Proj.) 3% 10/1/2036, LOC JPMorgan Chase Bank NA VRDN (b)(c)	1,730,000	1,730,000
		3,430,000
TOTAL ARKANSAS		3,430,000
California - 9.9%
Escrowed/Pre-Refunded - 0.0%
Port Oakland Calif Rev 5% 5/1/2026 (Escrowed to Maturity) (c)	5,000	5,115
General Obligations - 0.6%
Anaheim CA Pub Fin Auth Lease Rev (Anaheim CA Proj.) 0% 9/1/2025 (Assured Guaranty Municipal Corp Insured) (f)	6,355,000	6,272,654
California Community Choice Financing Authority 5% 12/1/2025 (Athene Annuity And Life Company Guaranteed)	1,000,000	1,008,945
California Community Choice Financing Authority 5% 3/1/2028 (Morgan Stanley Guaranteed)	460,000	479,096
California Community Choice Financing Authority 5% 9/1/2028 (Morgan Stanley Guaranteed)	1,460,000	1,528,661
		9,289,356
Resource Recovery - 0.9%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021A, 3.8% tender 7/1/2041 (b)(c)	5,300,000	5,300,000
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) 3.75% tender 11/1/2046 (b)(c)	450,000	449,902
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2023, 3.7% tender 7/1/2043 (b)(c)(g)	8,200,000	8,195,472
		13,945,374
Synthetics - 6.3%
California Hsg Fin Agcy Ltd Obl Participating VRDN Series 2023 XF3127, 3.15% 6/1/2030 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	1,755,000	1,755,000
California Hsg Fin Agcy Rev Participating VRDN Series 2022 MIZ9097, 3.15% 6/1/2062, LOC Mizuho Capital Markets LLC (b)(d)	1,142,497	1,142,497
California Hsg Fin Agcy Rev Participating VRDN Series 2025 CF7012, 2.99% 7/1/2052 (Liquidity Facility Citibank NA) (b)(d)	3,700,000	3,700,000
California Multi Fam Hsg Rev Participating VRDN Series 2025 CF7013, 2.99% 7/1/2052 (Liquidity Facility Citibank NA) (b)(d)	4,200,000	4,200,000
California Statewide Cmntys Dev Auth Multi-family Hsg Rev Participating VRDN Series 2024 MIZ9162, 3.15% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	1,150,000	1,150,000
California Stwide Cmnty Mf Rev Participating VRDN 4.05% 11/1/2033 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	3,890,000	3,890,000
California Stwide Cmnty Mf Rev Participating VRDN 4.05% 12/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	14,670,244	14,670,244
Deutsche Bank Spears/Lifers Trust Participating VRDN 3.27% 10/1/2058 (Liquidity Facility Deutsche Bank AG NY) (b)(d)	800,000	800,000
Los Angeles Cmty Redv Agy Mfhr Participating VRDN Series 2022 MIZ9089, 4.05% 4/15/2042 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	30,375,000	30,375,000
San Francisco City & County Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9095, 3.15% 7/1/2057 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(h)	10,391,875	10,391,875
San Francisco City & County Multi-family Hsg Rev Participating VRDN 3.15% 12/1/2052 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(h)	25,415,000	25,415,000
		97,489,616
Transportation - 2.1%
Los Angeles CA Dept Arpts Rev 5% 5/15/2025 (c)	935,000	936,801
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (c)	2,285,000	2,326,587
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (c)(e)	7,220,000	7,349,183
Los Angeles CA Dept Arpts Rev 5% 5/15/2027 (c)(e)	4,180,000	4,310,402
Los Angeles CA Dept Arpts Rev 5% 5/15/2027 (c)(e)	5,780,000	5,960,316
Los Angeles CA Dept Arpts Rev Series 2022 G, 5% 5/15/2025 (c)	630,000	631,214
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2025 (c)	295,000	295,568
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2026 (c)	510,000	519,282
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2026 (c)	1,740,000	1,772,297
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023A, 5% 5/1/2025 (c)	960,000	961,464
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023A, 5% 5/1/2026 (c)	3,760,000	3,833,419
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019H, 5% 5/1/2027 (c)	3,810,000	3,938,819
		32,835,352
TOTAL CALIFORNIA		153,564,813
Colorado - 1.2%
Education - 0.1%
Colorado Edl & Cultural Fac Auth Rev (Mesivta Of Greater Los Angeles Proj.) 3.22% 6/1/2029, LOC Deutsche Bank AG VRDN (b)	835,000	835,000
Health Care - 0.0%
Colorado Health Facilities Authority (CommonSpirit Health Proj.) 5% 11/1/2025	255,000	257,830
Housing - 0.1%
Maiker Hsg Partners Colo Multifamily Hsg Rev Series 2023, 4.5% tender 5/1/2042 (b)	2,017,000	2,019,065
Special Tax - 0.0%
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2025 (Assured Guaranty Municipal Corp Insured)	340,000	343,743
Synthetics - 0.3%
Denver CO City & Cnty Arpt Participating VRDN 2.95% 11/15/2042 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	1,000,000	1,000,000
Denver Co City & Cnty Arpt Participating VRDN 2.97% 11/15/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	4,265,000	4,265,000
		5,265,000
Transportation - 0.7%
Denver CO City & Cnty Arpt 5% 11/15/2025 (c)	2,540,000	2,568,093
Denver CO City & Cnty Arpt 5.25% 11/15/2026 (c)	3,165,000	3,261,534
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2027 (c)	2,825,000	2,935,278
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2025 (c)	1,555,000	1,572,199
		10,337,104
TOTAL COLORADO		19,057,742
Connecticut - 2.1%
Education - 1.1%
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series L, 5% 7/1/2025	285,000	286,256
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 2.8% tender 7/1/2057 (b)	10,995,000	10,958,640
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (b)	2,610,000	2,602,501
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2017 B2, 3.2% tender 7/1/2037 (b)	1,850,000	1,850,262
		15,697,659
General Obligations - 0.5%
City of Hartford CT Gen. Oblig. Series 2015 C, 5% 7/15/2025 (Assured Guaranty Municipal Corp Insured)	1,215,000	1,222,457
Connecticut St Gen. Oblig. 5% 5/15/2025	320,000	320,836
Connecticut St Spl Tax Oblig 5% 5/1/2026	805,000	824,899
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2025	320,000	321,846
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2026 (Build America Mutual Assurance Co Insured)	445,000	455,977
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2027 (Build America Mutual Assurance Co Insured)	415,000	433,989
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2028 (Assured Guaranty Municipal Corp Insured)	2,905,000	3,085,844
West Haven CT BAN 4.25% 3/26/2026	1,800,000	1,816,987
		8,482,835
Health Care - 0.5%
Connecticut St Health & Edl Facs Auth Revenue (Yale New Haven Hospital Inc Proj.) Series 2024 A, 5% 7/1/2027	2,900,000	3,030,833
Connecticut St Health & Edl Facs Auth Revenue (Yale New Haven Hospital Inc Proj.) Series 2024 A, 5% 7/1/2028	3,800,000	4,037,783
		7,068,616
Special Tax - 0.0%
Connecticut St Spl Tax Oblig Series A, 5% 8/1/2026	635,000	639,048
TOTAL CONNECTICUT		31,888,158
Delaware - 0.0%
Electric Utilities - 0.0%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 1.05% tender 1/1/2031 (b)	370,000	366,986
District Of Columbia - 0.8%
Housing - 0.2%
District Columbia Hsg Fin Mult Series 2024, 3.65% tender 7/1/2028 (b)	2,870,000	2,896,373
Special Tax - 0.0%
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2025	635,000	638,788
Transportation - 0.6%
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2026 (c)	825,000	846,355
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2026 (c)	1,250,000	1,282,357
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2025 (c)	2,000,000	2,017,407
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2027 (c)	4,445,000	4,622,934
		8,769,053
TOTAL DISTRICT OF COLUMBIA		12,304,214
Florida - 9.7%
Escrowed/Pre-Refunded - 0.0%
Greater Orlando Aviation Auth 5% 10/1/2025 (Escrowed to Maturity) (c)	365,000	368,147
General Obligations - 0.5%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2022 A, 5% 7/1/2025	1,010,000	1,015,065
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) 5% 7/1/2025 (Assured Guaranty Municipal Corp Insured)	1,775,000	1,784,170
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) 5% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	3,115,000	3,197,998
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2025	290,000	293,001
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) Series 2022 A, 5% 8/1/2026 (Assured Guaranty Municipal Corp Insured)	665,000	682,722
		6,972,956
Health Care - 0.9%
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) 3.47% 4/1/2049 VRDN (b)	11,500,000	11,500,000
Orange Cnty FL Health Facs Auth Rev (Advent Health Proj.) 5% tender 11/15/2052 (b)	1,815,000	1,869,859
		13,369,859
Housing - 1.6%
Broward Cty FL Hsg Aut Hsg Rev Series 2023, 4.05% tender 9/1/2056 (b)	1,191,000	1,199,901
Escambia Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2024, 3.8% tender 6/1/2027 (b)	4,400,000	4,428,984
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 B, 5% tender 2/1/2027 (b)	985,000	999,227
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (b)	705,000	712,977
Florida Hsg Fin Corp Mltfmy Rv Series 2024 E, 3.8% tender 6/1/2042 (b)	1,530,000	1,538,245
Hillsborough Cnty FL Hfa Rev (Sunset View Ltd Proj.) 2.93% 8/15/2041, LOC Truist Bank VRDN (b)	2,025,000	2,025,000
Lee Cnty FL Hsg Fin Auth Mfh Series 2023 A, 3.55% tender 8/1/2027 (b)	1,588,000	1,588,262
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev 4.05% tender 9/1/2026 (b)	695,000	696,946
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev 5% tender 10/1/2026 (b)	4,055,000	4,089,198
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev 5% tender 3/1/2027 (b)	1,330,000	1,339,234
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2023, 3.55% tender 1/1/2027 (b)	2,965,000	2,971,786
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2023, 5% tender 9/1/2026 (b)	2,415,000	2,431,766
Polk Cnty FL Hsg Fin Auth Multi Fam Hsg Rev 4.15% tender 12/1/2040 (b)	1,296,000	1,309,835
		25,331,361
Resource Recovery - 1.7%
Hillsborough Cnty FL Sldwst Rec Series A, 5% 9/1/2026 (c)	1,435,000	1,466,540
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2018 B, 4.5% tender 11/1/2048 (b)(c)	24,600,000	24,603,631
		26,070,171
Special Tax - 1.6%
County of Pasco FL Series 2023 A, 5.25% 9/1/2025 (Assured Guaranty Municipal Corp Insured)	160,000	161,398
Florida Ins Assistance Interlocal Agy Fla Ins Assmt Rev Series 2023 A2, 3.61% 9/1/2032 (Liquidity Facility Florida St) VRDN (b)	24,940,000	24,940,000
		25,101,398
Synthetics - 2.8%
County of Pasco FL Participating VRDN 2.97% 9/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	5,175,000	5,175,000
Gallery Smathers Plaza FL Participating VRDN Series 2025 CF7017, 2.99% 4/1/2037 (Liquidity Facility Citibank NA) (b)(d)	1,390,000	1,390,000
Greater Orlando Aviation Auth Participating VRDN 2.97% 10/1/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	2,265,000	2,265,000
Greater Orlando Aviation Auth Participating VRDN 3.95% 10/1/2036 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	720,000	720,000
Greater Orlando Aviation Auth Participating VRDN Series 2025 ZF3294, 2.95% 10/1/2051 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	1,500,000	1,500,000
Greater Orlando Aviation Auth Participating VRDN Series 2025 ZF3295, 2.95% 10/1/2048 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	1,200,000	1,200,000
Hillsborough Cnty FL Aviation Participating VRDN 2.97% 10/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	2,700,000	2,700,000
Lee Cnty FL Airport Participating VRDN Series 2024 XF1755, 3.12% 10/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	7,500,000	7,500,000
Miami Dade County Hsg Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9087, 3.15% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(h)	1,015,000	1,015,000
Miami-Dade Cnty Fla Aviat Rev Participating VRDN 3.01% 10/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	4,400,000	4,400,000
Orange Cnty FL Health Facs Auth Rev Participating VRDN Series 2025 XF3302, 2.99% 10/1/2056 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	11,100,000	11,100,000
Orange Cnty FL Health Facs Auth Rev Participating VRDN Series 2025 XM1222, 2.99% 10/1/2056 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	3,700,000	3,700,000
		42,665,000
Transportation - 0.4%
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2028 (c)	275,000	284,301
Broward Cnty FL Prt Facs Rev Series 2022, 5% 9/1/2027 (c)	1,265,000	1,309,785
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2028 (c)	3,390,000	3,559,131
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2022A, 5% 10/1/2025 (c)	1,180,000	1,190,739
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2026 (f)	275,000	260,359
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2027 (f)	360,000	328,744
		6,933,059
Water & Sewer - 0.2%
JEA FL Wtr & Swr Sys Rev Series 2008 B 1, 3.06% 10/1/2036 (Liquidity Facility Bank of America NA) VRDN (b)	2,700,000	2,700,000
TOTAL FLORIDA		149,511,951
Georgia - 1.9%
Electric Utilities - 1.2%
Appling Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) 3.08% 1/1/2038 VRDN (b)	7,100,000	7,100,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2008 SECOND, 3.375% tender 11/1/2048 (b)	730,000	732,328
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIFTH 1994, 3.7% tender 10/1/2032 (b)	1,285,000	1,300,397
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 2.875% tender 12/1/2049 (b)	2,270,000	2,259,346
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1994, 3.8% tender 10/1/2032 (b)	1,885,000	1,899,642
Georgia Mun Elec Auth Pwr Rev Series 2022 A, 5% 7/1/2025 (Assured Guaranty Municipal Corp Insured)	220,000	221,008
Georgia Mun Elec Auth Pwr Rev Series 2022 A, 5% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	230,000	235,896
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2027	1,125,000	1,162,376
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2028	1,000,000	1,051,116
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 3.875% tender 6/1/2042 (b)	1,725,000	1,736,302
		17,698,411
General Obligations - 0.4%
Main Street Natural Gas Inc Series 2022A, 4% 12/1/2025 (Citigroup Inc Guaranteed)	800,000	802,728
Main Street Natural Gas Inc Series 2023B, 5% 9/1/2025 (Royal Bank of Canada Guaranteed)	220,000	221,299
Main Street Natural Gas Inc Series 2023B, 5% 9/1/2026 (Royal Bank of Canada Guaranteed)	430,000	438,945
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2025 (Citigroup Inc Guaranteed)	350,000	353,362
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2026 (Citigroup Inc Guaranteed)	195,000	199,637
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2026 (Royal Bank of Canada Guaranteed)	430,000	435,829
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2027 (Royal Bank of Canada Guaranteed)	700,000	719,406
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2025 (Royal Bank of Canada Guaranteed)	320,000	321,891
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2026 (Royal Bank of Canada Guaranteed)	350,000	357,281
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2027 (Royal Bank of Canada Guaranteed)	625,000	646,458
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2025 (Royal Bank of Canada Guaranteed)	325,000	326,921
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2026 (Citibank NA Guaranteed), (Citigroup Inc Guaranteed)	875,000	895,810
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2027 (Citibank NA Guaranteed), (Citigroup Inc Guaranteed)	1,000,000	1,033,133
		6,752,700
Housing - 0.2%
Atlanta GA Urban Resdtl Fin Auth Mf Hsg Rev (North Block Assoc Proj.) 3.4% tender 2/1/2029 (b)	2,500,000	2,508,727
Synthetics - 0.1%
Buford Hsg Auth Multifamily Participating VRDN Series 2023 XF3118, 3.15% 3/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	1,855,143	1,855,143
Transportation - 0.0%
Atlanta GA Arpt Rev Series 2020 B, 5% 7/1/2025 (c)	710,000	713,199
TOTAL GEORGIA		29,528,180
Guam - 0.0%
Electric Utilities - 0.0%
Guam Power Auth. 5% 10/1/2025	980,000	987,347
Hawaii - 0.5%
Housing - 0.3%
Honolulu HI City & Cnty Mfr Series 2023, 5% tender 6/1/2027 (b)	3,480,000	3,550,732
Synthetics - 0.2%
Hawaii St Arpts Sys Rev Participating VRDN 2.92% 7/1/2054 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	1,540,000	1,540,000
Hawaii St Arpts Sys Rev Participating VRDN Series 2025 YX1377, 2.92% 7/1/2051 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	1,100,000	1,100,000
Hawaii St Arpts Sys Rev Participating VRDN Series 2025 ZF1831, 2.95% 7/1/2048 (Liquidity Facility Bank of America, N.A.) (b)(c)(d)	900,000	900,000
		3,540,000
TOTAL HAWAII		7,090,732
Illinois - 5.7%
Escrowed/Pre-Refunded - 0.0%
Railsplitter Tobacco Settlement Auth Settlement Rev Series 2017, 5% 6/1/2026 (Escrowed to Maturity)	635,000	650,618
General Obligations - 1.4%
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2025	2,775,000	2,805,711
Illinois St Gen. Oblig. 5% 3/1/2026	3,850,000	3,915,447
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	930,000	956,294
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2027	945,000	985,116
Illinois St Gen. Oblig. Series 2019B, 5% 9/1/2025	380,000	382,965
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2026	2,540,000	2,590,390
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2025	7,985,000	8,022,272
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2026	585,000	596,606
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2027	405,000	419,337
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2028	670,000	702,036
		21,376,174
Health Care - 0.0%
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2027	255,000	265,327
Housing - 0.2%
Illinois Hsg Dev Auth Multifamily Hsg Rev 5% tender 2/1/2027 (b)	893,000	905,898
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2023, 4% tender 6/1/2026 (b)	1,868,000	1,869,744
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2023, 5% tender 2/1/2027 (b)	966,000	979,952
		3,755,594
Industrial Development - 0.1%
Oswego Ill Indl Dev Rev (Griffith Laboratories Worldwide Inc Proj.) Series 1995, 3.1% 7/1/2025, LOC Wells Fargo Bank NA VRDN (b)(c)	810,000	810,000
Special Tax - 0.1%
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2025	430,000	434,892
Illinois St Sales Tax Rev 5% 6/15/2025	170,000	170,575
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2026 (Assured Guaranty Municipal Corp Insured) (f)	720,000	691,283
		1,296,750
Synthetics - 3.1%
Chicago Gen. Oblig. Participating VRDN 2.93% 1/1/2038 (Liquidity Facility Barclays Bank PLC) (b)(d)	16,710,000	16,710,000
Chicago IL O'Hare Intl Arpt Rev Participating VRDN 3.05% 1/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	14,300,000	14,300,000
Chicago IL O'Hare Intl Arpt Rev Participating VRDN Series 2023 XF1457, 3.95% 1/1/2059 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	6,935,000	6,935,000
Chicago IL Wastewater Transmission Rev Participating VRDN Series 2025 XG0605, 2.99% 1/1/2058 (Liquidity Facility Barclays Bank PLC) (b)(d)	3,400,000	3,400,000
Chicago Ill Pk Dist Gen. Oblig. Participating VRDN Series 2025 XX1370, 2.97% 1/1/2044 (Liquidity Facility Barclays Bank PLC) (b)(d)	2,200,000	2,200,000
Chicago Ill Tran Auth Sales Tax Rcpts Rev Participating VRDN Series 2024 XF3290, 3.01% 12/1/2049 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	2,800,000	2,800,000
		46,345,000
Transportation - 0.8%
Chicago IL Midway Arpt Rev Series 2023A, 5% 1/1/2027 (Build America Mutual Assurance Co Insured) (c)	635,000	651,286
Chicago IL Midway Arpt Rev Series 2023A, 5% 1/1/2028 (Build America Mutual Assurance Co Insured) (c)	1,480,000	1,536,237
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2026 (c)	760,000	770,767
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2028 (c)	6,810,000	7,088,729
Chicago IL O'Hare Intl Arpt Rev Series 2024E, 5% 1/1/2026 (c)	3,065,000	3,108,424
		13,155,443
Water & Sewer - 0.0%
Chicago IL Wtr Rev Series 2023 B, 5% 11/1/2025	635,000	642,058
TOTAL ILLINOIS		88,296,964
Indiana - 1.3%
Electric Utilities - 0.5%
Indiana St Dev Fin Auth Envr Rev (Duke Energy Ind Inc Proj.) 3.06% 12/1/2038 VRDN (b)(c)	7,550,000	7,550,000
General Obligations - 0.2%
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 1/15/2028 (Build America Mutual Assurance Co Insured)	625,000	656,365
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2027 (Build America Mutual Assurance Co Insured)	500,000	520,915
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2028 (Build America Mutual Assurance Co Insured)	615,000	650,536
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2027 (Build America Mutual Assurance Co Insured)	360,000	375,059
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2028 (Build America Mutual Assurance Co Insured)	1,000,000	1,057,781
		3,260,656
Resource Recovery - 0.2%
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2010A, 3.85% tender 5/1/2028 (b)(c)	3,100,000	3,099,321
Transportation - 0.4%
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2026 (c)	255,000	258,670
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2019 D, 5% 1/1/2026 (c)	3,035,000	3,078,679
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series A-1, 5% 1/1/2026 (c)	1,270,000	1,288,277
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2026 (c)	665,000	674,570
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2027 (c)	1,335,000	1,368,781
		6,668,977
TOTAL INDIANA		20,578,954
Iowa - 0.3%
Education - 0.0%
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2026 (c)	380,000	388,165
Electric Utilities - 0.3%
Iowa Fin Auth Pollutn Ctl Fac Rev (Midamerican Energy Co Proj.) Series 2016A, 2.97% 9/1/2036 VRDN (b)	3,000,000	3,000,000
Iowa Fin Auth Sld Disp Wst Rev (Midamerican Energy Co Proj.) 3.17% 7/1/2038 VRDN (b)(c)	520,000	520,000
		3,520,000
TOTAL IOWA		3,908,165
Kansas - 0.0%
General Obligations - 0.0%
City of Olathe KS Gen. Oblig. Series 230, 2.5% 10/1/2027	720,000	694,752
Kentucky - 3.5%
Electric Utilities - 0.5%
Trimble Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) 4.7% tender 6/1/2054 (b)(c)	8,255,000	8,327,826
General Obligations - 0.7%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2018 C 1, 4% tender 12/1/2049 (Morgan Stanley Guaranteed) (b)	5,220,000	5,228,367
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 12/1/2026 (Morgan Stanley Guaranteed)	555,000	566,753
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 12/1/2027 (Morgan Stanley Guaranteed)	230,000	237,207
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 6/1/2026 (Morgan Stanley Guaranteed)	350,000	355,512
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 6/1/2027 (Morgan Stanley Guaranteed)	600,000	615,473
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 6/1/2028 (Morgan Stanley Guaranteed)	470,000	486,715
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2027	420,000	437,546
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2028	2,000,000	2,122,014
		10,049,587
Industrial Development - 2.3%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 4.2% 7/1/2060 VRDN (b)(c)	13,115,000	13,115,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 4.2% 7/1/2060 VRDN (b)(c)	22,185,000	22,185,000
		35,300,000
TOTAL KENTUCKY		53,677,413
Louisiana - 3.4%
Housing - 0.2%
Louisiana Housing Corp Series 2024B, 3.75% tender 2/1/2028 (b)	2,000,000	2,018,633
Louisiana Housing Corp Series 2024B, 3.75% tender 2/1/2028 (b)	1,130,000	1,140,528
		3,159,161
Industrial Development - 2.6%
St James Parish LA Rev (Nucor Corp Proj.) 3.1% 11/1/2040 VRDN (b)	36,335,000	36,335,001
St James Parish LA Rev (Nucor Corp Proj.) 3.1% 11/1/2040 VRDN (b)	1,650,000	1,650,000
St John Baptist Parish LA Rev (Marathon Oil Corp Proj.) 4.05% tender 6/1/2037 (b)	1,815,000	1,827,574
		39,812,575
Transportation - 0.6%
New Orleans LA Aviation Board 5% 1/1/2026 (c)	2,090,000	2,121,170
New Orleans LA Aviation Board 5% 1/1/2027 (c)	2,340,000	2,404,831
New Orleans LA Aviation Board 5% 1/1/2028 (c)	4,410,000	4,572,882
		9,098,883
TOTAL LOUISIANA		52,070,619
Maryland - 0.5%
Housing - 0.3%
Maryland Community Development Administration (MD Mhsg Rev 1997 Proj.) Series 2023 D, 3.5% 1/1/2026	4,810,000	4,826,346
Special Tax - 0.0%
State of Maryland Built to Learn Revenue Series 2022 A, 5% 6/1/2025	575,000	576,952
Synthetics - 0.2%
Maryland St Econ Dev Corp Participating VRDN Series 2024 XF3222, 3.15% 4/1/2054 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	2,810,000	2,810,000
TOTAL MARYLAND		8,213,298
Massachusetts - 0.7%
Education - 0.5%
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue K Proj.) Series 2017 A, 5% 7/1/2025 (c)	910,000	914,140
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2018 B, 5% 7/1/2025 (c)	3,420,000	3,435,558
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2025 (c)	635,000	637,872
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2025 (c)	1,780,000	1,788,052
		6,775,622
Health Care - 0.0%
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2016 I, 5% 7/1/2025	730,000	733,308
Special Tax - 0.2%
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2015C, 5% 8/15/2027	2,925,000	2,948,331
TOTAL MASSACHUSETTS		10,457,261
Michigan - 1.8%
Electric Utilities - 0.4%
Michigan St Strategic Fd Ltd Oblig Rev (Consumers Energy Co Proj.) Series 2019, 3.35% tender 10/1/2049 (b)(c)	5,540,000	5,491,552
General Obligations - 0.7%
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2025	1,430,000	1,431,696
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2026	1,300,000	1,322,282
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2027	1,365,000	1,409,228
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2028	745,000	779,426
Michigan St Bldg Auth Rev (Michigan St Proj.) Series 2024 I, 2.97% 4/15/2059 VRDN (b)	2,800,000	2,800,000
Southfield Mich Pub Schs 5% 5/1/2025 (State of Michigan Guaranteed)	1,270,000	1,272,046
Southfield Mich Pub Schs 5% 5/1/2026 (State of Michigan Guaranteed)	1,475,000	1,508,101
		10,522,779
Health Care - 0.5%
Michigan Fin Auth Rev (Bronson Methodist Hsp, Mi Proj.) Series 2019 C, 3.75% tender 11/15/2049 (b)	3,600,000	3,611,164
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2025	1,805,000	1,806,275
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2026	3,010,000	3,071,426
		8,488,865
Housing - 0.0%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 2.5% 6/1/2025	770,000	768,409
Special Tax - 0.1%
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2026	400,000	409,603
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2027	550,000	572,898
		982,501
Transportation - 0.1%
Wayne Cnty Mich Arpt Auth Rev Series 2017 E, 4% 12/1/2025 (c)	1,095,000	1,101,207
Wayne Cnty Mich Arpt Auth Rev Series F, 5% 12/1/2026 (c)	565,000	570,652
		1,671,859
TOTAL MICHIGAN		27,925,965
Minnesota - 0.2%
Electric Utilities - 0.0%
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2026	240,000	243,474
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2027	365,000	376,754
		620,228
General Obligations - 0.2%
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 B, 5% 8/1/2025	1,085,000	1,092,328
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 B, 5% 8/1/2026	1,080,000	1,108,116
		2,200,444
Transportation - 0.0%
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2026 (c)	575,000	583,275
TOTAL MINNESOTA		3,403,947
Mississippi - 0.5%
Electric Utilities - 0.5%
Mississippi Business Fin Corp Miss Solid Waste Disp Fac & Wastewater Fac Rev (Mississippi Power Co Proj.) 3.75% 11/1/2052 VRDN (b)(c)	7,800,000	7,800,000
Missouri - 0.3%
Housing - 0.1%
Kansas City MO Planned Indl Expansion Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (b)	1,528,000	1,573,338
Synthetics - 0.2%
Kansas City MO Indl Dev Auth Arpt Spl Oblig Participating VRDN 3.95% 3/1/2057 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	1,090,000	1,090,000
St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN 3.15% 10/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	1,969,501	1,969,501
		3,059,501
TOTAL MISSOURI		4,632,839
Montana - 0.3%
Housing - 0.3%
Montana St Brd Hsg Multifamilyhsg Rev Series 2024, 3.32% tender 7/1/2046 (b)	4,940,000	4,934,417
Nebraska - 0.6%
General Obligations - 0.1%
Central Plains Energy Proj NE Gas Proj Rev Series 2019, 2.5% tender 12/1/2049 (Royal Bank of Canada Guaranteed) (b)	2,230,000	2,214,939
Industrial Development - 0.3%
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 3.17% 11/1/2026 VRDN (b)(c)	3,600,000	3,600,000
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 3.17% 6/1/2028 VRDN (b)(c)	625,000	625,000
		4,225,000
Synthetics - 0.2%
Omaha NE Arpt Auth Arpt Rev Participating VRDN 3.07% 12/15/2049 (Liquidity Facility Bank of America, N.A.) (b)(c)(d)	3,600,000	3,600,000
TOTAL NEBRASKA		10,039,939
Nevada - 0.5%
Electric Utilities - 0.1%
Clark NV Pollutn Ctl Rev (Nevada Power Co Proj.) Series 2017, 3.75% tender 1/1/2036 (b)	910,000	909,553
General Obligations - 0.3%
Clark Cnty NV School Dist Series 2015 C, 5% 6/15/2027	1,145,000	1,159,734
Clark Cnty NV School Dist Series 2020A, 3% 6/15/2025	320,000	319,944
Clark Cnty NV School Dist Series 2021 C, 5% 6/15/2025	3,095,000	3,107,478
		4,587,156
Housing - 0.1%
Nevada Hsg Div Series 2024, 5% tender 7/1/2028 (b)	1,975,000	2,050,110
TOTAL NEVADA		7,546,819
New Hampshire - 1.2%
Education - 0.0%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2026 (c)	190,000	195,517
Housing - 0.2%
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.8% 7/1/2026	680,000	683,839
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.85% 1/1/2027	1,080,000	1,089,365
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.625% 4/1/2026	365,000	366,907
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.7% 1/1/2027	1,170,000	1,178,012
		3,318,123
Resource Recovery - 0.8%
National Fin Auth NH Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A 2, 4.25% tender 7/1/2027 (b)(c)	11,960,000	12,002,040
Synthetics - 0.2%
Nat'l Fin Auth NH Specialty Bonds Series 2024 MS0023, 3.17% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)(h)	2,500,000	2,500,000
TOTAL NEW HAMPSHIRE		18,015,680
New Jersey - 4.9%
Education - 0.3%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2025 (c)	1,815,000	1,836,153
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (c)	635,000	649,677
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2025 (c)	1,670,000	1,686,591
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2025 (c)	350,000	353,361
		4,525,782
General Obligations - 3.8%
Lacey Twp NJ Gen. Oblig. BAN Series 2024A, 4.5% 5/7/2025	5,100,000	5,106,894
Manchester Twp NJ Gen. Oblig. BAN Series 2024, 4.5% 5/8/2025	2,400,000	2,403,133
Millburn Twp NJ Brd Ed 0.05% 8/15/2025	730,000	721,095
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2026 (g)	1,840,000	1,895,283
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2025	635,000	641,874
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2023 RRR, 5% 3/1/2026	3,445,000	3,505,414
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2026	2,295,000	2,347,520
New Jersey St Gen. Oblig. 2% 6/1/2025	1,005,000	1,002,167
New Jersey St Gen. Oblig. 5% 6/1/2025	2,985,000	2,994,832
New Jersey Trans Trust Fund Auth 0% 12/15/2025 (f)	1,555,000	1,521,021
New Jersey Trans Trust Fund Auth 0% 12/15/2025 (f)	665,000	650,468
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2025	265,000	265,980
Newark NJ Gen. Oblig. BAN Series 2024 C, 4.25% 9/25/2025	10,100,000	10,145,434
Newark NJ Gen. Oblig. BAN Series 2024B, 5% 5/13/2025	6,800,000	6,812,254
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2025	315,000	317,643
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2025	395,000	398,315
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2026	325,000	333,879
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2026	2,435,000	2,501,525
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2027	630,000	658,946
Orange Twp NJ BAN 4% 3/18/2026	8,388,185	8,456,864
Pennsauken Township NJ Gen. Oblig. BAN Series 2024 A, 4.5% 5/28/2025	6,300,000	6,312,181
		58,992,722
Synthetics - 0.8%
New Jersey St Hsg & Mtg Fin Agy Multi Family RevParticipating VRDN Series 2025 CF7019, 2.97% 6/1/2029 (Liquidity Facility Citibank NA) (b)(d)	3,600,000	3,600,000
New Jersey Trans Trust Fund Auth Participating VRDN 3.02% 6/15/2040 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	3,750,000	3,750,000
New Jersey Trans Trust Fund Auth Participating VRDN Series 2021 XM0929, 3.02% 6/15/2050 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	4,535,000	4,535,000
		11,885,000
Tobacco Bonds - 0.0%
Tobacco Settlement Fin Corp NJ 5% 6/1/2025	995,000	997,071
TOTAL NEW JERSEY		76,400,575
New Jersey,New York - 1.3%
Transportation - 1.3%
Port Auth NY & NJ 5% 7/15/2025 (c)	1,265,000	1,271,287
Port Auth NY & NJ 5% 7/15/2026 (c)	2,550,000	2,604,327
Port Auth NY & NJ 5% 9/15/2025 (c)	4,480,000	4,515,925
Port Auth NY & NJ Series 177TH, 5% 7/15/2025 (c)	645,000	645,913
Port Auth NY & NJ Series 195, 5% 10/1/2025 (c)	1,225,000	1,235,845
Port Auth NY & NJ Series 223, 5% 7/15/2025 (c)	325,000	326,614
Port Auth NY & NJ Series 226, 5% 10/15/2027 (c)	1,445,000	1,501,893
Port Auth NY & NJ Series 242, 5% 12/1/2025 (c)	2,680,000	2,711,827
Port Auth NY & NJ Series 242, 5% 12/1/2026 (c)	5,495,000	5,640,363
		20,453,994
TOTAL NEW JERSEY,NEW YORK		20,453,994
New Mexico - 0.4%
Housing - 0.4%
Santa Fe Cnty N Mex Multifamily Rev Series 2024, 3.29% tender 12/10/2049 (b)	5,660,000	5,641,393
New York - 10.7%
Education - 0.0%
St Lawrence County Industrial Development Agency (St Lawrence University Proj.) 5% 7/1/2025	265,000	266,201
St Lawrence County Industrial Development Agency (St Lawrence University Proj.) 5% 7/1/2026	255,000	260,905
		527,106
Electric Utilities - 0.1%
Long Island Pwr Auth NY Elec 1% 9/1/2025	1,395,000	1,378,278
General Obligations - 5.7%
Albany NY BAN 4% 3/20/2026	18,300,000	18,435,106
Bay Shore NY Un Free Sch Dist BAN 4% 7/15/2025	12,900,000	12,936,455
Binghamton NY BAN 4% 4/10/2026 (e)	16,200,000	16,339,663
City of Long Beach NY Gen. Oblig. BAN Series 2024B, 4% 9/26/2025	7,800,000	7,821,526
City of New York NY Gen. Oblig. 5% 8/1/2027	5,015,000	5,261,048
City of New York NY Gen. Oblig. 5% 8/1/2028	11,545,000	12,317,842
City of New York NY Gen. Oblig. 5% tender 6/1/2044 (i)	580,000	582,039
East Hampton NY Un Free Sh Dis 2.1% 6/1/2027	1,285,000	1,232,681
Ithaca City New York BAN 4.25% 2/13/2026	7,800,000	7,843,841
Washington Co NY BAN 4% 3/20/2026	4,100,000	4,139,231
		86,909,432
Housing - 0.7%
Monroe Cnty NY Indl Dev Agy Multi-Family Hsg Rev 5% tender 7/1/2028 (b)	947,000	983,642
New York St Hsg Fin Agy Series 2023 E 2, 3.8% tender 11/1/2063 (b)	1,170,000	1,170,967
New York St Hsg Fin Agy Series 2024 A, 3.375% tender 11/1/2063 (b)	8,340,000	8,344,511
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K2, 0.9% tender 11/1/2060 (b)	795,000	778,434
		11,277,554
Special Tax - 0.6%
New York City Transitional Finance Authority 5% 11/1/2027 (e)	5,895,000	6,215,954
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 5% 1/1/2026 (Assured Guaranty Municipal Corp Insured)	380,000	385,305
New York NY City Transitional Fin Auth Rev Series 2015C, 5% 11/1/2027	1,905,000	1,908,316
NY Payroll Mobility Tax 2% tender 5/15/2045 (b)	635,000	622,935
		9,132,510
Synthetics - 3.0%
Liberty NY Dev Corp Rev Participating VRDN 3.22% 10/1/2035 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	2,578,500	2,578,500
Metropolitan Transn Auth NY Rv Participating VRDN 3.15% 11/15/2043 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	4,445,000	4,445,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2022 XF1321, 3.15% 11/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	3,025,000	3,025,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2023 XF1649, 3.15% 11/15/2045 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	4,480,000	4,480,000
New York St Hsg Fin Agy Participating VRDN Series 2022 003, 3.22% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (b)(d)	3,500,000	3,500,000
New York St Hsg Fin Agy Participating VRDN Series 2022 007, 3.32% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	27,890,000	27,890,000
		45,918,500
Tobacco Bonds - 0.1%
Tobacco Settlement Asset Securitization Corp NY Rev Series A, 5% 6/1/2025	1,980,000	1,984,990
Transportation - 0.5%
Metropolitan Transn Auth NY Rv Series 2017 B, 5% 11/15/2026	1,270,000	1,312,015
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2025	665,000	672,583
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2026	1,585,000	1,602,719
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2025 (c)	1,875,000	1,893,503
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2026 (c)	3,175,000	3,251,496
		8,732,316
TOTAL NEW YORK		165,860,686
North Carolina - 1.2%
Escrowed/Pre-Refunded - 0.2%
Cumberland Cnty NC Series 2024, 3.75% tender 12/1/2027 (b)(c)	3,400,000	3,404,879
Health Care - 0.6%
Atrium Health Series 2018 D, 3.625% tender 1/15/2048 (b)	2,850,000	2,862,234
Atrium Health Series 2018C, 3.45% tender 1/15/2048 (b)	3,425,000	3,431,363
North Carolina Med Care Commn Hosp Rev (Caromont Health Inc Proj.) 5% tender 2/1/2051 (b)	2,525,000	2,561,745
		8,855,342
Housing - 0.3%
North Carolina Housing Finance Agency (NC Homeownership Proj.) Series 55 C, 3.2% tender 7/1/2056 (b)	4,000,000	3,996,989
Synthetics - 0.1%
North Carolina Med Care Commn Health Care Facs Rev Participating VRDN 2.97% 11/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	2,400,000	2,400,000
TOTAL NORTH CAROLINA		18,657,210
Ohio - 2.1%
Education - 0.1%
Northeast Ohio Med Univ Gen Rcpts Series 2022, 5% 12/1/2025 (Build America Mutual Assurance Co Insured)	170,000	171,770
Ohio St Higher Edl Fac Commn (Case Western Reserve Univ, Oh Proj.) 1.625% tender 12/1/2034 (b)	735,000	709,355
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) Series 2020, 5% 5/1/2026	700,000	713,368
		1,594,493
Electric Utilities - 1.0%
American Mun Pwr Rev Series 2023A, 5% 2/15/2026	3,130,000	3,183,340
American Mun Pwr Rev Series 2023A, 5% 2/15/2027	4,915,000	5,096,583
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014C, 3.65% 12/1/2027 (c)	4,055,000	4,047,360
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014D, 3.2% 5/1/2026	3,720,000	3,706,500
		16,033,783
Health Care - 0.8%
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2013 B, 3.4% 1/15/2033 VRDN (b)	6,355,000	6,355,000
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2015B, 3.4% 1/15/2045 VRDN (b)	5,005,000	5,005,000
		11,360,000
Housing - 0.1%
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (b)	1,333,000	1,367,494
Water & Sewer - 0.1%
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2025	755,000	766,078
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2026	755,000	782,701
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2027	505,000	533,651
		2,082,430
TOTAL OHIO		32,438,200
Oklahoma - 1.5%
General Obligations - 0.8%
Oklahoma Cnty Indep Sch Dist 89 Oklahoma City 3% 7/1/2026	7,140,000	7,148,316
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2028	5,125,000	5,410,444
		12,558,760
Health Care - 0.6%
OK Dev Fin Auth Health Sys Rev (Integris Baptist Medical Ctr Proj.) Series 2020B, 3.51% 8/15/2031 VRDN (b)	8,375,000	8,375,000
Synthetics - 0.1%
Steele Duncan Plaza LLC Participating VRDN Series 2022 MIZ9103, 3.15% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(h)	1,642,775	1,642,775
TOTAL OKLAHOMA		22,576,535
Oregon - 0.2%
Transportation - 0.2%
Port of Portland Arpt Rev 5% 7/1/2025 (c)	1,785,000	1,793,226
Port of Portland Arpt Rev 5% 7/1/2026	690,000	701,481
Port of Portland Arpt Rev Series TWENTY FOUR B, 5% 7/1/2025 (c)	635,000	637,926
		3,132,633
TOTAL OREGON		3,132,633
Pennsylvania - 5.9%
General Obligations - 0.7%
Pennsylvania St 5% 9/1/2026	7,990,000	8,233,909
Pennsylvania St Series 2019, 5% 7/15/2026	2,000,000	2,056,469
		10,290,378
Health Care - 1.1%
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2026	255,000	259,758
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (b)	3,975,000	4,074,570
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 D, 3.67% 9/1/2050 VRDN (b)	7,880,000	7,880,000
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2022 A, 5% 2/15/2026	125,000	127,140
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 B, 3.67% 9/1/2050 VRDN (b)	4,165,000	4,165,000
		16,506,468
Housing - 0.0%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2025	700,000	707,090
Pennsylvania Hsg Fin Agy Single Family Mtg Rev 5% 4/1/2025 (c)	240,000	240,000
		947,090
Resource Recovery - 3.7%
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2014, 3.8% tender 6/1/2044 (b)(c)	12,200,000	12,199,977
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 A, 4.15% tender 4/1/2034 (b)(c)	1,700,000	1,700,187
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 B, 4.15% tender 4/1/2049 (b)(c)	1,700,000	1,700,187
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) 4.25% tender 7/1/2041 (b)(c)	4,700,000	4,705,326
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2013, 3.7% tender 8/1/2045 (b)(c)	7,850,000	7,848,971
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A 2, 4.6% tender 10/1/2046 (b)(c)	15,885,000	15,971,548
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series A, 4.25% tender 8/1/2037 (b)(c)	13,000,000	12,996,890
		57,123,086
Synthetics - 0.3%
Pennsylvania Higher Educational Facilities Authority Participating VRDN 2.99% 11/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	4,000,000	4,000,000
Transportation - 0.1%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2027 (c)	655,000	671,238
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5% 1/1/2027 (Assured Guaranty Municipal Corp Insured) (c)	540,000	554,312
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2026 (c)	635,000	649,231
		1,874,781
TOTAL PENNSYLVANIA		90,741,803
Rhode Island - 0.2%
Education - 0.0%
Rhode Island St Student Ln 5% 12/1/2025 (c)	555,000	561,468
General Obligations - 0.2%
Pawtucket RI Gen. Oblig. BAN Series 2024 2, 4.5% 10/24/2025	2,100,000	2,111,013
TOTAL RHODE ISLAND		2,672,481
South Carolina - 0.6%
Electric Utilities - 0.2%
South Carolina St Svc Auth Rev 5% 12/1/2026	2,370,000	2,447,500
Escrowed/Pre-Refunded - 0.4%
South Carolina St Ports Auth Series 2015, 5% 7/1/2045 (Pre-refunded to 7/1/2025 at 100) (c)	1,650,000	1,657,284
South Carolina St Ports Auth Series 2015, 5.25% 7/1/2050 (Pre-refunded to 7/1/2025 at 100) (c)	2,875,000	2,889,460
South Carolina St Ports Auth Series 2015, 5.25% 7/1/2055 (Pre-refunded to 7/1/2025 at 100) (c)	1,380,000	1,386,941
		5,933,685
Industrial Development - 0.0%
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 3.17% 9/1/2028 VRDN (b)(c)	800,000	800,000
Transportation - 0.0%
South Carolina St Ports Auth Series 2019 B, 5% 7/1/2027 (c)	170,000	175,638
TOTAL SOUTH CAROLINA		9,356,823
Tennessee - 1.2%
Health Care - 1.0%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (Commonspirit Health Proj.) 3.35% 5/1/2039 VRDN (b)	15,140,000	15,140,000
Synthetics - 0.1%
Metro Govt Nashville & Davidson County Hlth & Edl Facs Participating VRDN Series 2024 MIZ9163, 3.15% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	1,540,658	1,540,658
Transportation - 0.1%
Memphis-Shelby Cnty TN Arpt Auth Series 2021C, 1.875% 7/1/2025 (c)	790,000	784,707
Metro Nashville Arpt Auth Rev 5% 7/1/2026 (c)	430,000	439,425
Metro Nashville Arpt Auth Rev 5% 7/1/2027 (c)	650,000	673,586
		1,897,718
TOTAL TENNESSEE		18,578,376
Texas - 13.7%
Electric Utilities - 0.4%
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2025	360,000	360,898
San Antonio TX Elec & Gas Rev 5% 2/1/2026	575,000	585,035
San Antonio TX Elec & Gas Rev SIFMA Municipal Swap Index + 0.87%, 3.74% tender 2/1/2048 (b)(j)	5,390,000	5,389,356
		6,335,289
General Obligations - 4.3%
Clear Creek Independent School District Series 2013B, 3.6% tender 2/15/2035 (Permanent Sch Fund of Texas Guaranteed) (b)	930,000	931,485
Cuero TX Independent School District 5% 8/15/2026 (Permanent Sch Fund of Texas Guaranteed)	1,240,000	1,275,955
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2026	9,495,000	9,680,448
Dallas TX Isd Series 2025A 2025A 1, 5% tender 2/15/2055 (Permanent Sch Fund of Texas Guaranteed) (b)	8,800,000	8,948,936
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2025	1,750,000	1,763,600
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	445,000	453,419
Houston TX Indpt Sch Dist Series 2014A 2, 3.5% tender 6/1/2039 (Permanent Sch Fund of Texas Guaranteed) (b)	5,680,000	5,679,432
Houston TX Indpt Sch Dist Series 2023C, 4% tender 6/1/2039 (Permanent Sch Fund of Texas Guaranteed) (b)	5,110,000	5,113,673
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	3,825,000	3,898,708
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed)	5,700,000	6,038,449
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	3,490,000	3,753,060
North East Indpt Sch Dist TX Series 2015, 3% 8/1/2027 (Permanent Sch Fund of Texas Guaranteed)	1,095,000	1,092,951
North East Indpt Sch Dist TX Series 2024, 3.75% tender 8/1/2049 (Permanent Sch Fund of Texas Guaranteed) (b)	1,950,000	1,966,315
Northside TX Indpt Sch Dist Series 2023 B, 3% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	6,000,000	5,974,419
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	2,150,000	2,149,315
Prosper Tex Indpt Sch Dist Series 2019 B, 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	1,050,000	1,058,227
Texarkana Tex Indpt Sch Dist Series 2024, 4% tender 2/15/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	4,520,000	4,512,763
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023A, 5.25% 1/1/2026 (BP PLC Guaranteed)	635,000	643,773
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023A, 5.25% 1/1/2027 (BP PLC Guaranteed)	635,000	654,793
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.25% 1/1/2026 (BP PLC Guaranteed)	760,000	770,501
Texas State Gen. Oblig. Series 2016, 5.5% 8/1/2026 (c)	645,000	665,098
		67,025,320
Health Care - 0.2%
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% tender 11/15/2052 (b)	2,695,000	2,743,891
Housing - 0.9%
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2021, 3.48% tender 8/1/2039 (b)	2,350,000	2,350,192
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 7/1/2026 (b)	1,493,000	1,509,895
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 7/1/2042 (b)	1,982,000	2,040,808
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 9/1/2026 (b)	1,861,000	1,874,798
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (b)	1,080,000	1,095,778
Las Varas Pub Fac Corp Tex Multifamily Hsg Rev Series 2022, 3.75% 11/1/2025 (b)	3,650,000	3,651,139
Texas St Affordable Hsg Corp Multifamily Hsg Rev Series 2023, 3.625% tender 1/1/2045 (b)	1,365,000	1,374,308
Travis Cnty Tex Hsg Fin Corp Multifamily Hsg Series 2023, 3.75% tender 8/1/2026 (b)	310,000	310,366
		14,207,284
Industrial Development - 5.3%
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.88% 11/1/2040 VRDN (b)	30,775,000	30,775,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.88% 11/1/2040 VRDN (b)	2,600,000	2,600,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.98% 12/1/2027 VRDN (b)(c)	48,085,000	48,085,000
		81,460,000
Resource Recovery - 1.0%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2012, 3.7% tender 1/1/2026 (b)(c)	3,335,000	3,334,563
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2020A, 3.7% tender 5/1/2050 (b)(c)	2,085,000	2,084,727
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020 B, 3.75% tender 7/1/2040 (b)(c)	6,500,000	6,498,583
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2023A, 4.25% tender 6/1/2048 (b)(c)	2,800,000	2,805,609
		14,723,482
Special Tax - 0.1%
Houston TX Hotel Occ Tx & Spl Rev Series 2014, 5% 9/1/2026	955,000	956,466
Synthetics - 1.4%
Brazos County Tex Hsg Fin Corp Participating VRDN Series 2023 XF3129, 3.15% 9/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	1,588,307	1,588,307
City of Houston TX Airport System Revenue Participating VRDN 2.97% 7/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	1,900,000	1,900,000
Corpus Christi TX Util Sys Rev Participating VRDN Series 2024 XF1714, 3% 7/15/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	2,600,000	2,600,000
El Paso TX Hsg Fin Auth Participating VRDN Series 2022 MIZ9104, 3.15% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(h)	2,325,282	2,325,282
Texas Affordable Hsg Corp Multi Fam Hsg Rev Participating VRDN 3.15% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(h)	13,246,483	13,246,483
		21,660,072
Transportation - 0.1%
Austin Tex Airport Sys Series 2022, 5% 11/15/2025 (c)	1,215,000	1,228,814
Galveston TX Wharves & Terminal Revenue Series 2023, 5.25% 8/1/2027 (c)	315,000	325,425
North TX Twy Auth Rev 5% 1/1/2026	730,000	741,475
		2,295,714
TOTAL TEXAS		211,407,518
Utah - 0.3%
Health Care - 0.1%
Utah Cnty Utah Hosp Rev (Ihc Health Services Inc Proj.) Series 2020B 2, 5% tender 5/15/2060 (b)	1,565,000	1,590,796
Industrial Development - 0.0%
Box Elder Cnty Utah Pollution Ctl Rev (Nucor Corp Proj.) 3.15% 4/1/2028 VRDN (b)	300,000	300,000
Transportation - 0.2%
Salt Lake City UT Arpt Rev 5% 7/1/2025 (c)	840,000	843,595
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2025 (c)	450,000	451,926
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2026 (c)	635,000	647,507
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2027 (c)	595,000	615,283
		2,558,311
TOTAL UTAH		4,449,107
Vermont - 0.0%
Education - 0.0%
Vermont St Stud Assit Corp 5% 6/15/2026 (c)	1,080,000	1,097,409
Vermont St Stud Assit Corp Series 2019 A, 5% 6/15/2026 (c)	775,000	787,492
		1,884,901
TOTAL VERMONT		1,884,901
Virginia - 0.6%
Electric Utilities - 0.1%
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (b)	1,115,000	1,126,950
Escrowed/Pre-Refunded - 0.2%
Virginia Small Business Fing Auth Environmental Facs Rev 4% tender 11/1/2052 (b)(c)	2,900,000	2,900,983
Housing - 0.2%
Alexandria VA Redv & Hsg Auth Multi Fam Hsg Rev Series 2024, 3.4% tender 12/1/2054 (b)	3,525,000	3,527,812
Synthetics - 0.1%
Lynchburg Economic Development Authority Participating VRDN Series 2018 XL0075, 3.17% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	250,000	250,000
Nat'l Sr Campuses Participating VRDN Series 2022 028, 3.22% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (b)(d)	1,100,000	1,100,000
		1,350,000
TOTAL VIRGINIA		8,905,745
Washington - 0.8%
Housing - 0.1%
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	765,000	782,005
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2023, 5% tender 12/1/2043 (b)	1,407,000	1,435,405
		2,217,410
Transportation - 0.5%
Port Seattle WA Rev Series 2018A, 5% 5/1/2027 (c)	2,610,000	2,703,462
Port Seattle WA Rev Series 2019, 5% 4/1/2025 (c)	335,000	335,000
Port Seattle WA Rev Series 2022B, 5% 8/1/2025 (c)	1,600,000	1,608,956
Port Seattle WA Rev Series 2022B, 5% 8/1/2026 (c)	995,000	1,015,470
Port Seattle WA Rev Series B, 5% 10/1/2027 (c)	635,000	645,879
		6,308,767
Water & Sewer - 0.2%
King Cnty WA Swr Rev 0.875% tender 1/1/2042 (b)	3,430,000	3,352,013
TOTAL WASHINGTON		11,878,190
West Virginia - 0.5%
Health Care - 0.3%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 E, 3.48% 6/1/2033 VRDN (b)	4,760,000	4,760,000
Housing - 0.2%
West VA St Hsg Dev Fd Multifamily Hsg Rev Series 2024, 5% tender 8/1/2027 (b)	3,170,000	3,278,194
TOTAL WEST VIRGINIA		8,038,194
Wisconsin - 1.4%
Education - 0.0%
Wisconsin St Health & Edl Facs Auth Rev (Marquette University, WI Proj.) 5% 10/1/2025	585,000	590,324
General Obligations - 0.2%
Milwaukee WI Gen. Oblig. 2% 3/1/2027	1,965,000	1,909,934
Milwaukee WI Gen. Oblig. 5% 4/1/2026	1,105,000	1,125,329
		3,035,263
Housing - 0.1%
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) Series 2023 E, 3.875% tender 11/1/2054 (b)	1,205,000	1,209,221
Industrial Development - 0.2%
Wisconsin St Health & Edl Facs Auth Rev (WI Forensic Science Proj Proj.) Series 2024, 5% 8/1/2027 (g)	3,040,000	3,089,521
Resource Recovery - 0.9%
Public Fin Auth Wis Sld Waste (Waste Management Inc Del Proj.) Series 2017 A 2, 3.7% tender 10/1/2025 (b)(c)	13,150,000	13,148,276
Transportation - 0.0%
Milwaukee Cnty WI Arpt Rev Series 2023 A, 5% 12/1/2026 (c)	510,000	522,158
TOTAL WISCONSIN		21,594,763
Wyoming - 0.6%
Electric Utilities - 0.6%
Lincoln Cnty Wyo Environmental Impt Rev (Pacificorp Proj.) Series 1995, 3.3% 11/1/2025 VRDN (b)(c)	8,800,000	8,800,000
TOTAL MUNICIPAL SECURITIES (Cost $1,555,815,876)		1,557,403,675

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (k)(l) (Cost $4,277,946)	3.33	4,277,091	4,277,946

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $1,560,093,822)	1,561,681,621
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(13,222,343)
NET ASSETS - 100.0%	1,548,459,278

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,180,276 or 0.9% of net assets.

(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $56,536,415 or 3.7% of net assets.

(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(k)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
El Paso TX Hsg Fin Auth Participating VRDN Series 2022 MIZ9104, 3.15% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	8/05/22	2,325,282

Miami Dade County Hsg Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9087, 3.15% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC)	1/27/22	1,015,000

Nat'l Fin Auth NH Specialty Bonds Series 2024 MS0023, 3.17% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA)	4/16/24	2,500,000

San Francisco City & County Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9095, 3.15% 7/1/2057 (Liquidity Facility Mizuho Capital Markets LLC)	4/01/22	10,391,875

San Francisco City & County Multi-family Hsg Rev Participating VRDN 3.15% 12/1/2052 (Liquidity Facility Mizuho Capital Markets LLC)	12/19/22 - 1/30/23	25,415,000

Steele Duncan Plaza LLC Participating VRDN Series 2022 MIZ9103, 3.15% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	8/11/22	1,642,775

Texas Affordable Hsg Corp Multi Fam Hsg Rev Participating VRDN 3.15% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/27/23	13,246,483

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	69,248,358	114,296,331	179,266,743	346,249	-	-	4,277,946	4,277,091	0.1%
Total	69,248,358	114,296,331	179,266,743	346,249	-	-	4,277,946

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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